Debt and Capital Structure - Unsecured Notes (Details) $ in Millions, $ in Millions		1 Months Ended		3 Months Ended		9 Months Ended
	Oct. 20, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Oct. 20, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 24, 2021 USD ($)	Sep. 16, 2021 USD ($)	Sep. 13, 2021 CAD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-Term Debt		$ 12,986		$ 12,986		$ 12,986									$ 7,441
Repayments of long-term debt				$ 2,336	$ 0	$ 2,336	$ 112
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt			$ 1,800
Loss on repurchase of debt		$ 115
Total debt principal									$ 1,700
Canadian Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-term debt, fair value													$ 2,900
Long-Term Debt													2,800
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-Term Debt								$ 7,400
U.S. Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-term debt, fair value													3,400
Long-Term Debt													$ 3,000	$ 2,400
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-Term Debt												$ 1,250
Senior unsecured notes, 2.65%, maturing January 15, 2032
Disclosure of detailed information about borrowings [line items]
Long-Term Debt												$ 500
Long-term debt, interest rate												2.65%
Senior unsecured notes, 3.75%, maturing February 15, 2052
Disclosure of detailed information about borrowings [line items]
Long-Term Debt												$ 750
Long-term debt, interest rate												3.75%
Unsecured notes, 3.95%, maturing 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate								3.95%			3.95%
Principal amount of debt repayments											$ 254
Unsecured notes, 3.00%, maturing 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate								3.00%			3.00%
Principal amount of debt repayments											$ 321
Unsecured notes, 3.80%, maturing 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate										3.80%
Principal amount of debt repayments										$ 335
Unsecured notes, 4.00%, maturing 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate										4.00%
Principal amount of debt repayments										$ 481
Unsecured notes, 5.38%, maturing 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate										5.38%
Principal amount of debt repayments										$ 334
Unsecured Notes, 3.95 and 3.00 Percent, Maturing 2022
Disclosure of detailed information about borrowings [line items]
Long-Term Debt								$ 425
Principal amount of debt repayments								$ 433
Net premium on debt redemption	$ 6